Lease Liabilities (Details) - Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance	RM 3,999,689	$ 848,164	RM 4,431,988	$ 939,837
Addition			532,423	112,904
Depreciation	(807,438)	(171,223)	(964,722)	(204,577)	RM (647,746)
Balance	3,192,251	$ 676,941	3,999,689	$ 848,164	4,431,988
Leasehold Premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance	1,493,912		1,577,695
Addition			532,423
Depreciation	(458,923)		(616,206)
Balance	1,034,989		1,493,912		1,577,695
Plant and Machinery [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance	2,505,777		2,854,293
Addition
Depreciation	(348,515)		(348,516)
Balance	RM 2,157,262		RM 2,505,777		RM 2,854,293